Shareholders' Equity - Share-based Compensation, Awards, Intrinsic Value, Cash Received and Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit realized from compensation expense	$ 48	$ 47	$ 47
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value vested and exercised awards	117	56	31
Cash received from vested and exercised awards	0	0	0
Tax benefit realized from compensation expense	33	22	10
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value vested and exercised awards	0	17	12
Cash received from vested and exercised awards	0	0	0
Tax benefit realized from compensation expense	0	6	5
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value vested and exercised awards	12	18	155
Cash received from vested and exercised awards	44	44	183
Tax benefit realized from compensation expense	$ 4	$ 7	$ 56